Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
PowerShares Senior Loan Portfolio | PowerShares Senior Loan Portfolio | PowerShares Senior Loan Portfolio
Risk/Return:
Trading Symbol	BKLN